Loans and Related Allowance for Credit Losses (Allowance for Loan Losses and Related Investments in Loans Receivable) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 2,380				$ 2,287	$ 2,380	$ 2,287	$ 3,281
Charge-offs									(415)	(275)	(1,431)
Recoveries									11	11	22
Provision for loan losses	$ 200	$ 140	$ 112	50	$ 110	$ 110	$ 117	20	502	357	415
Allowance for loan losses: Ending balance	2,478				2,380				2,478	2,380	2,287
Ending balance: individually evaluated for impairment					150					150	164
Ending balance: collectively evaluated for impairment	2,478				2,230				2,478	2,230	2,123
Loans: Ending Balance	377,043				294,901				377,043	294,901	277,798
Ending balance: individually evaluated for impairment	4,835				6,553				4,835	6,553	8,049
Ending balance: collectively evaluated for impairment	370,744				288,348				370,744	288,348	269,749
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				222				253	222	253	179
Charge-offs									(11)	(20)	(4)
Recoveries									7	4	13
Provision for loan losses									46	(15)	65
Allowance for loan losses: Ending balance	264				222				264	222	253
Ending balance: collectively evaluated for impairment	264				222				264	222	253
Loans: Ending Balance	34,171				23,738				34,171	23,738	26,281
Ending balance: individually evaluated for impairment	475				1				475	1	94
Ending balance: collectively evaluated for impairment	33,696				23,737				33,696	23,737	26,187
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				665				534	665	534	463
Charge-offs									(66)	(92)
Recoveries										5
Provision for loan losses									237	218	71
Allowance for loan losses: Ending balance	836				665				836	665	534
Ending balance: individually evaluated for impairment											26
Ending balance: collectively evaluated for impairment	836				665				836	665	508
Loans: Ending Balance	127,213				90,000				127,213	90,000	74,471
Ending balance: individually evaluated for impairment	1,828				2,264				1,828	2,264	2,255
Ending balance: collectively evaluated for impairment	124,551				87,736				124,551	87,736	72,216
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				155				212	155	212	202
Charge-offs									(24)	(18)	(117)
Provision for loan losses									60	(39)	127
Allowance for loan losses: Ending balance	191				155				191	155	212
Ending balance: individually evaluated for impairment											93
Ending balance: collectively evaluated for impairment	191				155				191	155	119
Loans: Ending Balance	26,672				20,713				26,672	20,713	19,681
Ending balance: individually evaluated for impairment					336					336	1,982
Ending balance: collectively evaluated for impairment	26,672				20,377				26,672	20,377	17,699
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,300				1,246	1,300	1,246	2,387
Charge-offs									(305)	(125)	(1,281)
Recoveries									1
Provision for loan losses									144	179	140
Allowance for loan losses: Ending balance	1,140				1,300				1,140	1,300	1,246
Ending balance: individually evaluated for impairment					150					150	45
Ending balance: collectively evaluated for impairment	1,140				1,150				1,140	1,150	1,201
Loans: Ending Balance	164,617				140,676				164,617	140,676	140,459
Ending balance: individually evaluated for impairment	2,532				3,952				2,532	3,952	3,718
Ending balance: collectively evaluated for impairment	161,455				136,724				161,455	136,724	136,741
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	17,524				15,730				17,524	15,730
Ending balance: collectively evaluated for impairment	17,524				15,730				17,524	15,730
Obligations of State and Political Subdivisions [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance											12,702
Ending balance: collectively evaluated for impairment											12,702
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 38				$ 42	38	42	50
Charge-offs									(9)	(20)	(29)
Recoveries									3	2	9
Provision for loan losses									15	14	12
Allowance for loan losses: Ending balance	47				38				47	38	42
Ending balance: collectively evaluated for impairment	47				38				47	38	42
Loans: Ending Balance	6,846				4,044				6,846	4,044	4,204
Ending balance: collectively evaluated for impairment	$ 6,846				$ 4,044				$ 6,846	$ 4,044	$ 4,204